Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

21.    Subsequent Events

The outbreak of a novel coronavirus (COVID-19) since January 2020 has disrupted commercial and economic activities in mainland China. The Group has taken measures to and has resumed operation in an orderly manner. The COVID-19 epidemic is expected to have a negative impact on the Group's operating result and cashflow in the first quarter of 2020 but will not have a substantial impact on the Group ‘s ability to continue as a going concern.